UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21862

Banc of America Funds Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/2008

Date of reporting period:	7/31/2008

Item 1.   Portfolio of Investments.

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Banc of America Retirement 2005 Portfolio

	Shares	Value ($)*
Investment Companies (a) – 99.8%
Columbia Acorn International, Class Z	69	2,541
Columbia Cash Reserves, Capital Class Shares	23,133	23,133
Columbia High Income Fund, Class Z	3,124	24,676
Columbia Large Cap Enhanced Core Fund, Class Z	22,155	270,950
Columbia Large Cap Value Fund, Class Z	4,080	47,201
Columbia Marsico Focused Equities Fund, Class Z	2,717	58,855
Columbia Mid Cap Growth Fund, Class Z	1,983	47,851
Columbia Mid Cap Value Fund, Class Z	2,850	36,055
Columbia Multi-Advisor International Equity Fund, Class Z	8,182	118,804
Columbia Short Term Bond Fund, Class Z	2,381	23,211
Columbia Small Cap Growth Fund II, Class Z	1,348	15,646
Columbia Small Cap Value Fund II, Class Z	1,301	16,590
Columbia Total Return Bond Fund, Class Z	42,889	392,437

Total Investment Companies (cost of $1,261,149)		1,077,950

		Par ($)
Short-Term Obligation – 8.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/08, due 08/01/08 at 1.740%, collateralized by a U.S. Government Agency Obligation maturing 04/09/13, market value $87,975 (repurchase proceeds $86,004)	86,000	86,000

	Total Short-Term Obligation (cost of $86,000)		86,000

	Total Investments – 107.8% (cost of $1,347,149)(b)(c)		1,163,950

	Other Assets & Liabilities, Net – (7.8)%		(83,834)

	Net Assets – 100.0%		1,080,116

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

1

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,347,149.

(c)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$265	$(183,464)	$(183,199)

2

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Banc of America Retirement 2010 Portfolio

	Shares	Value ($)*
Investment Companies(a) – 99.8%
Columbia Acorn International, Class Z	277	10,233
Columbia Cash Reserves, Capital Class Shares	28,873	28,873
Columbia High Income Fund, Class Z	757	5,984
Columbia Large Cap Enhanced Core Fund, Class Z	31,050	379,740
Columbia Large Cap Value Fund, Class Z	6,370	73,702
Columbia Marsico Focused Equities Fund, Class Z	4,115	89,123
Columbia Mid Cap Growth Fund, Class Z	2,744	66,207
Columbia Mid Cap Value Fund, Class Z	4,262	53,911
Columbia Multi-Advisor International Equity Fund, Class Z	11,391	165,398
Columbia Small Cap Growth Fund II, Class Z	1,935	22,460
Columbia Small Cap Value Fund II, Class Z	1,942	24,764
Columbia Total Return Bond Fund, Class Z	50,919	465,905

Total Investment Companies (cost of $1,611,576)		1,386,300

		Par ($)
Short-Term Obligation – 6.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/08, due 08/01/08 at 1.740%, collateralized by a U.S. Government Agency Obligation maturing 04/09/13, market value $92,863 (repurchase proceeds $87,004)	87,000	87,000

	Total Short-Term Obligation (cost of $87,000)		87,000

	Total Investments – 106.1% (cost of $1,698,576)(b)(c)		1,473,300

	Other Assets & Liabilities, Net – (6.1)%		(84,258)

	Net Assets – 100.0%		1,389,042

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,698,576.

1

(c)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$830	$(226,106)	$(225,276)

2

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Banc of America Retirement 2015 Portfolio

	Shares	Value ($)*
Investment Companies(a) – 99.9%
Columbia Acorn International, Class Z	644	23,762
Columbia Cash Reserves, Capital Class Shares	42,810	42,810
Columbia Large Cap Enhanced Core Fund, Class Z	46,397	567,435
Columbia Large Cap Value Fund, Class Z	10,503	121,519
Columbia Marsico Focused Equities Fund, Class Z	6,735	145,870
Columbia Mid Cap Growth Fund, Class Z	4,326	104,388
Columbia Mid Cap Value Fund, Class Z	6,686	84,579
Columbia Multi-Advisor International Equity Fund, Class Z	17,612	255,728
Columbia Small Cap Growth Fund II, Class Z	3,569	41,440
Columbia Small Cap Value Fund II, Class Z	3,547	45,228
Columbia Total Return Bond Fund, Class Z	64,974	594,515

Total Investment Companies (cost of $2,325,965)		2,027,274

		Par ($)
Short-Term Obligation – 4.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/08, due 08/01/08 at 1.740%, collateralized by a U.S. Government Agency Obligation maturing 04/09/13, market value of $87,975 (repurchase proceeds $86,004)	86,000	86,000

	Total Short-Term Obligation (cost of $86,000)		86,000

	Total Investments – 104.1% (cost of $2,411,965)(b)(c)		2,113,274

	Other Assets & Liabilities, Net – (4.1)%		(83,851)

	Net Assets – 100.0%		2,029,423

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,411,965.

1

(c)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$2,863	$(301,554)	$(298,691)

2

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Banc of America Retirement 2020 Portfolio

	Shares	Value ($)*
Investment Companies (a) – 99.8%
Columbia Acorn International, Class Z	707	26,103
Columbia Cash Reserves, Capital Class Shares	31,964	31,964
Columbia Large Cap Enhanced Core Fund, Class Z	37,735	461,505
Columbia Large Cap Value Fund, Class Z	9,652	111,675
Columbia Marsico Focused Equities Fund, Class Z	5,938	128,610
Columbia Mid Cap Growth Fund, Class Z	3,850	92,890
Columbia Mid Cap Value Fund, Class Z	6,346	80,273
Columbia Multi-Advisor International Equity Fund, Class Z	14,903	216,385
Columbia Small Cap Growth Fund II, Class Z	3,543	41,131
Columbia Small Cap Value Fund II, Class Z	3,638	46,391
Columbia Total Return Bond Fund, Class Z	43,327	396,443

Total Investment Companies (cost of $1,882,611)		1,633,370

		Par ($)
Short-Term Obligation – 5.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/08, due 08/01/08 at 1.740%, collateralized by a U.S. Government Agency Obligation maturing 04/09/13, market value $92,863 (repurchase proceeds $88,004)	88,000	88,000

	Total Short-Term Obligation (cost of $88,000)		88,000

	Total Investments – 105.2% (cost of $1,970,611)(b)(c)		1,721,370

	Other Assets & Liabilities, Net – (5.2)%		(85,254)

	Net Assets – 100.0%		1,636,116

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,970,611.

(c)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,606	$(250,847)	$(249,241)

1

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Banc of America Retirement 2025 Portfolio

	Shares	Value ($)*
Investment Companies (a) – 99.9%
Columbia Acorn International, Class Z	1,032	38,095
Columbia Cash Reserves, Capital Class Shares	33,242	33,242
Columbia Large Cap Enhanced Core Fund, Class Z	45,498	556,435
Columbia Large Cap Value Fund, Class Z	12,761	147,648
Columbia Marsico Focused Equities Fund, Class Z	7,629	165,249
Columbia Mid Cap Growth Fund, Class Z	4,791	115,597
Columbia Mid Cap Value Fund, Class Z	8,079	102,193
Columbia Multi-Advisor International Equity Fund, Class Z	18,071	262,384
Columbia Small Cap Growth Fund II, Class Z	4,071	47,269
Columbia Small Cap Value Fund II, Class Z	5,190	66,173
Columbia Total Return Bond Fund, Class Z	38,603	353,214

Total Investment Companies (cost of $2,163,546)		1,887,499

		Par ($)
Short-Term Obligation – 4.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/08, due 08/01/08 at 1.740%, collateralized by a U.S. Government Agency Obligation maturing 04/09/13, market value $87,975 (repurchase proceeds $86,004)	86,000	86,000

	Total Short-Term Obligation (cost of $86,000)		86,000

1

Total Investments – 104.5% (cost of $2,249,546)(b)(c)	$1,973,499

Other Assets & Liabilities, Net – (4.5)%	(84,172)

Net Assets – 100.0%	$1,889,327

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,249,546.

(c)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,516	$(279,563)	$(276,047)

2

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Banc of America Retirement 2030 Portfolio

	Shares	Value ($)*
Investment Companies(a) – 99.9%
Columbia Acorn International, Class Z	1,550	57,204
Columbia Cash Reserves, Capital Class Shares	41,796	41,796
Columbia Large Cap Enhanced Core Fund, Class Z	54,022	660,686
Columbia Large Cap Value Fund, Class Z	16,556	191,550
Columbia Marsico Focused Equities Fund, Class Z	9,866	213,698
Columbia Mid Cap Growth Fund, Class Z	5,953	143,657
Columbia Mid Cap Value Fund, Class Z	10,011	126,639
Columbia Multi-Advisor International Equity Fund, Class Z	21,624	313,979
Columbia Small Cap Growth Fund II, Class Z	4,777	55,464
Columbia Small Cap Value Fund II, Class Z	6,542	83,406
Columbia Total Return Bond Fund, Class Z	31,501	288,232

Total Investment Companies (cost of $2,526,394)		2,176,311

		Par ($)
Short-Term Obligation – 3.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/08, due 08/01/08 at 1.740%, collateralized by a U.S. Government Agency Obligation maturing 12/20/22, market value $90,113 (repurchase proceeds $86,004)	86,000	86,000

	Total Short-Term Obligation (cost of $86,000)		86,000

	Total Investments – 103.8% (cost of $2,612,394)(b)(c)		2,262,311

	Other Assets & Liabilities, Net – (3.8)%		(83,380)

	Net Assets – 100.0%		2,178,931

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

1

(b)	Cost for federal income tax purposes is $2,612,394.

(c)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$2,338	$(352,421)	$(350,083)

2

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Banc of America Retirement 2035 Portfolio

	Shares	Value ($)*
Investment Companies(a) – 99.9%
Columbia Acorn International, Class Z	1,997	73,711
Columbia Cash Reserves, Capital Class Shares	47,419	47,419
Columbia Large Cap Enhanced Core Fund, Class Z	55,241	675,600
Columbia Large Cap Value Fund, Class Z	19,088	220,851
Columbia Marsico Focused Equities Fund, Class Z	11,263	243,949
Columbia Mid Cap Growth Fund, Class Z	6,871	165,795
Columbia Mid Cap Value Fund, Class Z	11,586	146,558
Columbia Multi-Advisor International Equity Fund, Class Z	23,207	336,959
Columbia Small Cap Growth Fund II, Class Z	6,042	70,152
Columbia Small Cap Value Fund II, Class Z	7,850	100,082
Columbia Total Return Bond Fund, Class Z	21,909	200,466

Total Investment Companies (cost of $2,656,612)		2,281,542

		Par ($)
Short-Term Obligation – 3.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/08, due 08/01/08 at 1.740%, collateralized by a U.S. Government Agency Obligation maturing 04/09/13, market value $83,088 (repurchase proceeds $81,004)	81,000	81,000

	Total Short-Term Obligation (cost of $81,000)		81,000

	Total Investments – 103.5% (cost of $2,737,612)(b)(c)		2,362,542

	Other Assets & Liabilities, Net – (3.5)%		(79,101)

	Net Assets – 100.0%		2,283,441

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

1

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,737,612.

(c)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,022	$(379,092)	$(375,070)

2

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Banc of America Retirement 2040 Portfolio

	Shares	Value ($)*
Investment Companies (a) – 100.0%
Columbia Acorn International, Class Z	3,607	133,144
Columbia Cash Reserves, Capital Class Shares	64,516	64,516
Columbia Large Cap Enhanced Core Fund, Class Z	81,824	1,000,712
Columbia Large Cap Value Fund, Class Z	33,597	388,723
Columbia Marsico Focused Equities Fund, Class Z	19,367	419,486
Columbia Mid Cap Growth Fund, Class Z	11,073	267,200
Columbia Mid Cap Value Fund, Class Z	19,428	245,760
Columbia Multi-Advisor International Equity Fund, Class Z	36,381	528,258
Columbia Small Cap Growth Fund II, Class Z	10,946	127,087
Columbia Small Cap Value Fund II, Class Z	14,065	179,325
Columbia Total Return Bond Fund, Class Z	14,678	134,303

Total Investment Companies (cost of $3,948,395)		3,488,514

		Par ($)
Short-Term Obligation – 2.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/08, due 08/01/08 at 1.740%, collateralized by a U.S. Government Agency Obligation maturing 04/09/13, market value $83,088 (repurchase proceeds $81,004)	81,000	81,000

	Total Short-Term Obligation (cost of $81,000)		81,000

	Total Investments – 102.3% (cost of $4,029,395)(b)(c)		3,569,514

	Other Assets & Liabilities, Net – (2.3)%		(79,127)

	Net Assets – 100.0%		3,490,387

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

1

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $4,029,395.

(c)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$10,657	$(470,538)	$(459.881)

2

Item  2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Banc of America Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	September 22, 2008